Trade Accounts Receivable (Tables)	12 Months Ended
Jan. 31, 2025
Trade Accounts Receivable
Schedule of trade accounts receivable

	January 31,	January 31,
	2025	2024
Trade accounts receivable	54,702	52,268
Less: Provision for credit losses	(749)	(699)
	53,953	51,569

Schedule of changes in provision for credit losses

Provision
for Credit
Losses
Balance at January 31, 2023	1,545
Current period provision for expected losses	924
Write-offs charged against the provision	(1,770)
Effect of movements in foreign exchange	—
Balance at January 31, 2024	699
Current period provision for expected losses	1,676
Write-offs charged against the provision	(1,611)
Effect of movements in foreign exchange	(15)
Balance at January 31, 2025	749